Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	2 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net loss		$ (7,653,000)	$ (4,239,000)	$ (5,779,000)	$ (4,281,000)
Adjustments to reconcile net loss to cash used in operating activities:
Gain on extinguishment of debt		(1,125,000)
Forgiveness of related party liabilities					(1,745,000)
Forgiveness of liabilities		(139,000)	(776,000)	(776,000)	(551,000)
Impairment of acquired intangible assets				286,000	70,000
Preferred shares penalty fee		653,000
Depreciation expense		835,000	742,000	971,000	1,030,000
Amortization of debt issuance costs		485,000	392,000	526,000
Share-based compensation		299,000	5,000	5,000	637,000
Preferred shares interest expense, related party					291,000
Provision for losses on accounts receivable				34,000	187,000
Revaluation of subscription agreements			(79,000)	(79,000)	158,000
Changes in operating assets and liabilities:
Accounts receivable		38,000	110,000	71,000	773,000
Inventories		57,000	94,000	195,000	477,000
Accounts payable and accrued liabilities		1,918,000	3,380,000	3,583,000	317,000
Accrued payroll and employee compensation		2,000	66,000	(50,000)	182,000
Deferred revenue		(477,000)	(553,000)	(597,000)	(102,000)
Other assets and liabilities, net		42,000	(1,138,000)	(972,000)	744,000
Net cash used in operating activities		(5,065,000)	(1,996,000)	(2,582,000)	(1,813,000)
Investing activities:
Loan receivable				(2,000,000)
Deposit for purchase of property and equipment		(85,000,000)
Notes receivable		(10,035,000)
Investment in special purpose acquisition company, net		(4,420,000)
Net cash used in investing activities		(99,455,000)		(2,000,000)
Financing activities:
Proceeds from issuance of common shares and warrants, net		194,572,000	115,000	364,000	707,000
Proceeds from debt				1,042,000
Proceeds from issuance of preferred shares, net		9,575,000	2,735,000	2,735,000
Payments for debt		(1,103,000)
Proceeds from long-term debt		447,000	667,000
Proceeds from exercise of warrants		1,458,000	120,000	180,000
Payments for line of credit, net		(402,000)	(2,000)	(83,000)	391,000
Payments for preferred share dividends		(218,000)
Proceeds from debt-related party			500,000	700,000	523,000
Payments for debt-related party			(42,000)	(117,000)
Proceeds from convertible debt			375,000
Proceeds from convertible debt-related party			200,000
Proceeds from exercise of stock options		252,000	76,000	75,000
Net cash provided by financing activities		204,581,000	4,744,000	4,896,000	1,621,000
Effect of exchange rate changes on cash		(1,000)	(1,000)	(2,000)
Net increase (decrease) in cash and cash equivalents		100,060,000	2,747,000	312,000	(192,000)
Cash and cash equivalents, beginning of year		461,000	149,000	149,000	341,000
Cash and cash equivalents, end of year	$ 461,000	100,521,000	2,896,000	461,000	149,000
Supplemental disclosures of cash flow information:
Cash paid for interest		34,000	25,000	33,000	39,000
Issuance of common shares for settlement of liabilities and preferred dividends		3,704,000	2,034,000
Issuance of common shares for conversion of convertible debt		799,000	783,000	783,000
Issuance of common shares for related party liabilities				379,000	529,000
Issuance of common shares for exercise of warrants applied to settlement of liabilities		92,000
Issuance of common shares for settlement of liabilities				2,034,000	764,000
Issuance of common shares for acquisition of intangible asset		11,408,000	1,560,000	1,560,000
Assumption of notes receivable				1,100,000
Issuance of convertible debt-related party for prepaid business advisory services			150,000	150,000
Conversion of related party accrued interest to Series B preferred shares					344,000
Conversion of related party liabilities to Series C preferred shares					1,152,000
Issuance of Series C preferred shares for prepayment of services					$ 448,000
Issuance of common shares for settlement of related party liabilities			$ 379,000
Gryphon Digital Mining, Inc.
Operating activities:
Net loss	(2,000)	(14,403,000)
Adjustments to reconcile net loss to cash used in operating activities:
Unrealized loss on impairment of digital assets		130,000
Interest earned on digital assets		(25,000)
Realized gain from disposition of digital assets		(36,000)
Digital assets used for operating expenses		168,000
Amortization of debt discount		428,000
Depreciation expense		26,000
Common stock issued for compensation		830,000
Common stock issued for compensation to seed stage advisors		1,671,000
Common stock issued for compensation to officers and directors		7,655,000
Compensation cost related to restricted common stock awards		874,000
Series seed II Preferred Stock issued for compensation		110,000
Compensation for services contributed by the Company’s president		188,000
Fair value of penny warrants issued for services		1,036,000
Changes in operating assets and liabilities:
Accounts receivable		(136,000)
Prepaid expense	(1,000)	(85,000)
Accounts payable and accrued liabilities		618,000
Net cash used in operating activities	(3,000)	(951,000)
Investing activities:
Net cash used in investing activities		(27,253,000)
Financing activities:
Proceeds from issuance of notes payable		10,000,000
Proceeds from issuance of convertible debentures		9,079,000
Proceeds from collection of subscription receivable		4,000
Proceeds from issuance of common stock	15,000	12,905,000
Proceeds from additional capital contributions		16,000
Proceeds from issuance of series seed II preferred stock		1,473,000
Proceeds from exercise of warrants		1,000
Proceeds from the issuance of series seed preferred stock		300,000
Net cash provided by financing activities	15,000	33,778,000
Net increase (decrease) in cash and cash equivalents	12,000
Cash and cash equivalents, beginning of year		12,000
Cash and cash equivalents, end of year	12,000	5,586,000		$ 12,000
Net change in cash		5,574,000
Supplemental disclosures of cash flow information:
Cash paid for interest
Cash paid for income taxes
Non-cash investing and financing activities
Deposits used for purchase of mining equipment		3,656,000
Digital assets received for purchase of common stock and Series Seed II		1,374,000
Relative fair value of warrants issued with convertible notes		4,490,000
Digital assets used as deposits for mining equipment		1,067,000
Supplemental disclosures of non-cash financing activities:
Deposit for purchase of bitcoin mining machines	$ (14,192,000)	(27,093,000)
Deposits		$ (160,000)